Total Capital and Net Income Per Unit - Issuance of Common Units (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					12 Months Ended
	Sep. 30, 2012	Nov. 30, 2011	Apr. 30, 2011	Nov. 30, 2010	Jul. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital Unit [Line Items]
Number of Common Stock Units Issued, Private placement					1,713,502
Number of Common Stock Units Issued, Acquisitions				1,052,749
Number of Common Stock Units Issued,Sold in public	4,825,863	5,500,000	4,251,800
Gross Proceeds, Private placement					$ 51,000
Gross Proceeds, Acquisitions				38,070				38,324
Gross Proceeds, Sold in public	189,243	187,449	168,684
Net Proceeds, Common limited partners					50,921			50,921
Net Proceeds, Acquisitions				38,070				38,324
Net Proceeds, Sold in public	$ 182,316	$ 179,523	$ 161,655			$ 182,316	$ 341,178
Offering Price	38.43	33.40	38.88	35.44	29.18
Teekay Corporation's Ownership After the Offering	37.45%	40.09%	43.62%	46.83%	47.70%
Use of Proceeds	Prepayment of revolving credit facilities	Prepayment of revolving credit facilities	Prepayment of revolving credit facilities	Acquisition of Excelsior and Excalibur Joint Ventures	Prepayment of revolving credit facilities and general corporate purposes